Operating segments (Tables)	6 Months Ended
Dec. 31, 2023
Operating segments [Abstract]
Segment Information
The following table presents segment information for the six months ended 31 December 2023 and 2022, respectively:

	North America	North America	Australia	Australia	Total	Total
	31-Dec-23	31-Dec-22	31-Dec-23	31-Dec-22	31-Dec-23	31-Dec-22
	$'000	$'000	$'000	$'000	$'000	$'000

Exploration expenditure - non-core	(31)	(43)	-	-	(31)	(43)
Reportable segment profit/(loss)	(31)	(43)	-	-	(31)	(43)

Other expenses	(2,065)	(3,375)	(1,439)	(2,915)	(3,624)	(6,290)
Net financing (expense)/income	5	126	783	396	908	522
Net loss before income tax	(2,060)	(3,249)	(656)	(2,519)	(2,716)	(5,768)

	(2,091)	(3,292)	(656)	(2,519)	(2,747)	(5,811)

	31-Dec-23	30-Jun-23	31-Dec-23	30-Jun-23	31-Dec-23	30-Jun-23
	$'000	$'000	$'000	$'000	$'000	$'000

Segment assets
Exploration assets	172,185	152,226	-	-	172,185	152,226
Other assets	7,626	5,258	21,881	48,835	29,507	54,093
Total assets	179,811	157,484	21,881	48,835	201,692	206,319

Segment liabilities
Payables	4,681	7,547	320	927	5,001	8,474
Provisions	100	167	237	201	337	368
Total current liabilities	4,781	7,714	557	1,128	5,338	8,842

Payables	60	77	-	-	60	78
Total non-current liabilities	60	77	-	-	60	78

Total liabilities	4,841	7,791	557	1,128	5,398	8,920
Net assets	174,970	149,693	21,324	47,707	196,294	197,399